Share-based Payments - Additional Information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£) shares yr Plan	Dec. 31, 2024 GBP (£) shares	Dec. 31, 2023 GBP (£)	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity settled share-based payment plans | Plan	6
Weighted average remaining contractual life of outstanding share options	9 years 5 months 19 days	6 years 10 months 9 days	6 years 7 months 28 days
Employee remuneration expense, related to equity-settled share-based payments | £	£ 10.0	£ 1.6	£ 3.9
Number of shares, Cancelled | shares	14,380,933
2016 Share Option Scheme and 2020 Long-Term Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments forfeited in share-based payment arrangement | shares	14,380,933	0
Number of other equity instruments granted in share-based payment arrangement | shares	3,478,076,732
Incremental fair value granted, modified share-based payment arrangements | £	£ 13.5
2023 Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of share options exercised			2 years
2024 Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of share options exercised		2 years
2025 Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of share options exercised	2 years
Maximum [member] | 2016 Share Option Scheme and 2020 Long-Term Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options granted, vesting period				4 years
Maximum [member] | Employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected option life (years) | yr	10
Maximum [member] | Directors [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected option life (years) | yr	10
Maximum [member] | Consultants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected option life (years) | yr	10